Common Stock (Details) - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Common Stock [Line Items]
Common stock par value (in Dollars per share)		$ 0.43696
Common stock, voting rights		Each share of common stock is entitled to one vote.
Common stock issued	[1]	19,478	19,021
Common stock outstanding	[1]	19,478	19,021
Common Stock [Member]
Common Stock [Line Items]
Common stock issued		19,478,394	19,020,675
Common stock outstanding		19,478,394	19,020,675

[1]	Retroactively adjusted for the twenty-to-one share combination, effective April 7, 2025 – See Note 1